Report Of The Directors Financial Review Risk Report - Sensitivity analysis (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	$ (77)	$ (77)
10% decrease in mortality and/or morbidity rates	82	82
10% increase in lapse rates	(95)	(93)
10% decrease in lapse rates	107	106
10% increase in expense rates	(92)	(92)
10% decrease in expense rates	$ 93	$ 91